Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2026
Other Current Assets
Schedule of other current assets

	At June 30,	At December 31,
	2026	2025
Tax receivables	$20.4	$15.2
Prepaid expenses	2.0	2.7
Debt issue costs	1.2	0.4
Deposits related to the Canada Revenue Agency ("CRA") audits	—	50.2
	$23.6	$68.5